Taxation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Current income tax expense	¥ 6,368	¥ 7,888	¥ 22,044
United States
Income Tax [Line Items]
Effective income tax rate	29.84%	29.84%	29.84%
United Kingdom
Income Tax [Line Items]
Effective income tax rate	19.00%	19.00%	19.00%
Germany
Income Tax [Line Items]
Effective income tax rate	32.98%	32.98%	32.98%
Cayman Islands Tax Information Authority [Member]
Income Tax [Line Items]
Effective income tax rate	0.00%
State Administration of Taxation, China [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%
Percentage of withholding tax for foreign investors non resident enterprises	10.00%
Equity Method Investment, Ownership Percentage	25.00%
Percentage of withholding tax for resident enterprise	5.00%
Net operating tax loss that will expire if not used	¥ 21,494,377
Percent entitled to claim for qualified research and development expenses	175.00%
Additional percentage of qualified research and development expenses claimed in annual filing	75.00%
Inland Revenue, Hong Kong [Member] | First HKD2 million taxable income
Income Tax [Line Items]
Effective income tax rate	8.25%
Inland Revenue, Hong Kong [Member] | Remaining taxable income
Income Tax [Line Items]
Effective income tax rate	16.50%